Right of use (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Right of use	R$ 626,427	R$ 589,130
Right of use	103,853	42,676
Leases Related To Contract Asset [Member]
IfrsStatementLineItems [Line Items]
Right of use	276,893	276,893
Leases Related To Concession Agreements And Program Contract [Member]
IfrsStatementLineItems [Line Items]
Right of use	245,681	269,561	R$ 292,824	R$ 315,717
Leases Related To Concession Agreements And Program Contract [Member] | Costs [Member]
IfrsStatementLineItems [Line Items]
Right of use	405,446	405,426
Leases Related To Concession Agreements And Program Contract [Member] | Accumulated Amortizations [Member]
IfrsStatementLineItems [Line Items]
Right of use	(159,765)	(135,865)
Vehicles [member]
IfrsStatementLineItems [Line Items]
Right of use	142,003	115,208
Properties [Member]
IfrsStatementLineItems [Line Items]
Right of use	6,570	15,508
Office equipment [member]
IfrsStatementLineItems [Line Items]
Right of use	9,841	4,541
Other assets [member]
IfrsStatementLineItems [Line Items]
Right of use	15,301	6,525
Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Right of use	R$ (69,862)	R$ (99,106)